Leases - Supplemental information related to the Company's leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Leases
Right-of-use assets obtained in exchange for new operating leases	$ 846
Weighted-average remaining lease term-operating leases	1 year 11 months 4 days	1 year 18 days
Weighted average discount rate-operating leases	3.38%	3.35%